1. COMPANY'S OPERATIONS (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Apr. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 11, 2017	May 25, 2017	May 24, 2017	Jan. 09, 2017
CompanysOperationsLineItems [Line Items]
Other operating income		R$ (888.2)	R$ (197.5)	R$ (444.7)
Qatar Investment Authority [Member]
CompanysOperationsLineItems [Line Items]
Percentage of voting equity interests acquired					91.71%	40.00%	40.00%	79.50%
Purchase price					R$ 1,277.7
Weak Flesh Operation
CompanysOperationsLineItems [Line Items]
Expenses recorded in operating activity	R$ 157.5
Other expenses	80.3
Inventory losses	R$ 77.2	205.9
Tax Amnesty Program [Member]
CompanysOperationsLineItems [Line Items]
Other expenses		117.8
Nominal value of debts		R$ 454.6
Monthly installments, percentage		20.00%
Recoverable taxes		R$ 640.6
Gain in other operating income		154.6
Finance income		315.5
Offsetting tax loss in other operating expenses		7.0
Additional finace expenses		13.4
Other operating income		147.7
Finance income, net		R$ 302.1